Fair Value Measurements - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 1,266	$ 5,002	$ 7,943	$ 5,874
Transfers out of Level 2 into Level 1 of fair value hierarchy	5,310	3,718	6,298	5,906
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	284	295	819	312
Transfers out of Level 2 into Level 1 of fair value hierarchy	298	12	592	310
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,580	2,309	6,922	3,952
Transfers out of Level 2 into Level 1 of fair value hierarchy	3,930	814	4,734	2,101
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	916	2,939	5,963	3,121
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 6,587	$ 1,701	$ 7,310	$ 3,818